Other Comprehensive (Loss) Income - Schedule of Accumulated Other Comprehensive Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (34,176)	$ (34,867)
Ending balance	(47,710)	(34,176)	$ (34,867)
Foreign Currency Translation Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(34,176)	(34,694)	(38,599)
Current period other comprehensive (loss) income	(13,534)	518	3,905
Ending balance	(47,710)	(34,176)	(34,694)
Cash Flow Hedging Instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	0	(173)	(451)
Current period other comprehensive (loss) income	0	43	528
Reclassification adjustment	0	130	(250)
Ending balance	$ 0	$ 0	$ (173)